FINANCIAL RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Marketable securities	$ 6,580	$ 6,217
Impact of 10% change in value of investments on Equity	658	622
Impact of 10% change in value of investments on Comprehensive Income	658	622
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10 basis point increase in interest rates on net income	7
Impact of 10 basis point decrease in interest rates on net income	5
Impact of 10 basis point increase in interest rates on other comprehensive income	10
Impact of 10 basis point decrease in interest rates on other comprehensive income	11
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	4,763	4,620
Credit risk | AAA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	1,881	1,925
Credit risk | A or AA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	2,089	2,162
Credit risk | B or BB credit rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	$ 793	$ 533